Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity
Schedule Of Classification Of Distributions To Shareholders

	Years Ended December 31,
	2012	2011	2010
Ordinary income	$0.3168	$0.4107	$0.1320
Return of capital	0.3373	-	0.5304
Capital gains	-	0.2535	-
Total distributions	$0.6541	$0.6642	$0.6624

	Years Ended December 31,
	2012	2011
Ordinary income	$0.3382	$0.2978
Return of capital	0.1634	-
Capital gains	-	0.2197
Total distributions	$0.5016	$0.5175

Schedule of Transfers To and From Noncontrolling Interest

	Years Ended December 31,
	2012	2011	2010
Net income attributable to CPA®:16 – Global stockholders	$18,066	$9,500	$32,007
Transfer from noncontrolling interest
Increase in CPA®:16 – Global’s additional paid-in capital through the Merger	-	3,543	-
Change to net income attributable to CPA®:16 – Global stockholders and transfer from noncontrolling interest	$18,066	$13,043	$32,007

Schedule Of Accumulated Other Comprehensive Income Loss

	December 31,
	2012	2011
Unrealized gain on marketable securities	$(10)	$(53)
Foreign currency translation adjustment	(22,092)	(28,387)
Unrealized loss on derivative instrument	(10,452)	(4,601)
Unrealized loss on marketable securities attributable to noncontrolling interests	(21)	(21)
Reclassification of cumulative foreign currency translation adjustment due to Carrefour acquisition (Note 5)	5,532	5,532
Accumulated other comprehensive loss	$(27,043)	$(27,530)